Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Summary of weighted average number of shares used in computation

for the six months ended June 30	2023	2022
Weighted average number of shares used in computing basic earnings per share	32,694,617	32,409,491
Weighted average number of shares used in computing diluted earnings per share	32,694,617	33,176,481

for the three months ended June 30	2023	2022
Weighted average number of shares used in computing basic earnings per share	32,830,804	32,502,323
Weighted average number of shares used in computing diluted earnings per share	32,830,804	32,502,323